Note 04 - Entity-Wide Disclosures by Geographic Area (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity-Wide Disclosures by Geographic Area [Abstract]
Increase of net interest income in IB due to presentation of tax-exempt securities as fully taxable, offsetted by reversal in C&O	€ 45	€ 35	€ 42
Full year result impact of new internal funds transfer pricing ("FTP") framework: [Abstract]
Corporate Bank	0	(20)	(60)
Investment Bank	0	140	200
Private Bank	0	(30)	(60)
Capital Release Unit	0	30	40
Corporate & Other	€ 0	€ (120)	€ (120)